Statements of Cash Flows (USD $)	3 Months Ended		73 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,963,781)	$ (509,140)	$ (8,442,167)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued for services	82,661	340,750	2,871,310
Shares issued for employment agreement	65,000	26,250	441,700
Shares issued for prepaid stock compensation	815,192		2,029,192
Warrants issued for services			308,176
Write-off of inventory deposit			21,000
Non-cash financing cost			22,056
Amortization of website costs	3,255		3,255
Amortization of deferred financing cost			6,600
Amortization of debt discount			3,000
Accrued rent expense - related party line of credit	10,500		42,000
Changes in operating assets and liabilities:
Decrease in accounts receivable	(17,068)		(17,068)
(Increase) decrease in prepaid expenses	10,766	100,362	(20,995)
Decrease in other receivables			(14,000)
(Increase) in security deposits			(1,500)
(Decrease) increase in accounts payable	88,806	14,266	250,497
Increase in accounts payable - related party			343
Increase in customer deposits	600
Increase in accrued salaries - related party	(554)	3,000	10,315
Increase in accrued payroll taxes			11,891
Increase in deferred revenue			14,235
Increase in accrued interest payable		54	621
Increase in accrued interest payable - related party	(1,203)	10,206	937
Net cash used in operating activities	(1,081,451)	(14,252)	(2,558,727)
Net cash used in investing activities	(12,324)		(75,844)
CASH FLOWS FROM FINANCING ACTIVITIES
Bank overdraft
Proceeds from notes payable - related party			145,622
Repayments of notes payable - related party	(138,913)		(141,963)
Proceeds from line of credit - related party		10,500	173,470
Repayments of line of credit - related party	(49,051)		(215,470)
(Repayments) proceeds from notes payable	(15,000)		26,760
Repayments for notes payable			(2,750)
Proceeds from sale of common stock, net of offering costs	1,428,999		2,777,781
Proceeds from stock subscription	189,000		189,000
Donated capital			7,110
Net cash provided by financing activities	1,404,535	10,500	2,949,060
NET CHANGE IN CASH	321,260	(3,752)	325,589
CASH AT BEGINNING OF YEAR	4,329	3,872
CASH AT END OF YEAR	325,589	120	325,589
SUPPLEMENTAL INFORMATION:
Interest paid			75,497
Income taxes paid
Non-cash investing and financing activities:
Reclass accounts payable related party to accounts payable			343
Reclass notes payable related party to notes payable			11,760
Shares issued as settlement of accounts payable			115,718
Shares issued for prepaid stock compensation	200,000		3,147,576
Warrants issued for services			308,176
Deemed distribution to majority shareholder			(516,563)
Shares issued for debt settlement	$ 12,250		$ 12,250